12. INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Unrecognized deductible temporary differences-Canada
Non-capital loss carry forwards	$ 10,801,000	$ 10,369,000	$ 9,955,000
Mineral property interests and deferred exploration costs	34,926,000	5,089,000	5,089,000
Property and equipment	0	0	0
Total Unrecognized deductible temporary differences not recognized	$ 45,727,000	$ 15,459,000	$ 15,044,000